Equity - Narrative (Details)													1 Months Ended		12 Months Ended
	Mar. 19, 2019 $ / shares	Dec. 07, 2018 USD ($)	Oct. 08, 2018 $ / shares	Aug. 08, 2018 $ / shares	Jun. 12, 2018 USD ($) $ / shares shares	Jun. 11, 2018 $ / shares shares	May 09, 2018 $ / shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 EUR (€) shares	Dec. 16, 2013 EUR (€)	Aug. 31, 2017 $ / shares	Mar. 31, 2016 shares	Dec. 31, 2018 USD ($) shares vote_per_share	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 17, 2018 USD ($)	Sep. 07, 2018 USD ($)	Jun. 29, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares															218,786,812	158,166,534	158,166,534							158,742,282
Issue of ordinary shares related to business combinations (Note 13)															$ 553,424,000
Authorised shares not yet issued, amount															$ 83,898,616	$ 150,000,000
Number of shares authorised (in shares) | shares															77,189,888	138,005,652
Vote per ordinary share | vote_per_share															1
Purchase of treasury shares (in shares) | shares															545,486		692,415
Purchase of treasury shares															$ 3,955,000		$ 6,889,000
Treasury share activity															2,294,000		731,000
Dividend payables (in dollars per share) | $ / shares			$ 0.06	$ 0.06			$ 0.12						$ 0.06
Dividends paid, ordinary shares															$ 22,600,000
Number of options exercised (in shares) | shares														350,000	350,000	0
Number of options granted (in shares) | shares											236,590				0	0
Exercise price, share options granted (in dollars per share) | €											€ 10.0475	€ 5.7705
Expense from share-based payment transactions with employees															$ 37,000	$ 313,000	$ 406,000
Stock Option
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares															350,000
Annual vesting percentage																	40.00%
Vesting period																	3 years
Share based payment award expiration period											13 years
Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage																	60.00%
Equity instruments granted (in shares) | shares											65,433
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares															220,024,713	159,208,949	159,208,949							159,208,949
Issue of ordinary shares related to business combinations (Note 13)															$ 66,102,000
Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)															$ 487,322,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares															1,237,901	1,042,415	1,042,415							466,667
Purchase of treasury shares (in shares) | shares															(545,486)		(692,415)
Purchase of treasury shares															$ 3,955,000		$ 6,889,000
Treasury share activity															5,406,000		3,070,000
Retained earnings
Disclosure of classes of share capital [line items]
Treasury share activity															(3,112,000)		$ (2,339,000)
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees															$ 37,000
Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares										54,616					36,411
Expense from share-based payment transactions with employees															$ 200,000
Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares									66,449
Expense from share-based payment transactions with employees															200,000
Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares								154,432
Expense from share-based payment transactions with employees															500,000
Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional amount																		$ 200,000,000.0				$ 220,000,000.0	$ 220,000,000.0
Underlying Facility, March 28, 2025 Maturity
Disclosure of classes of share capital [line items]
Notional amount															$ 173,600,000.0
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend payables (in dollars per share) | $ / shares	$ 0.12
Second anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Vesting period															2 years
Second anniversary | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Second anniversary | Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Third anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Vesting period															3 years
Third anniversary | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Third anniversary | Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Fourth anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Vesting period															4 years
Fourth anniversary | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Fourth anniversary | Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage															33.33%
Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Shares issued through acquisition (in shares) | shares					60,815,764	60,815,764
Shares issued during period (in dollars per share) | $ / shares					$ 9.10	$ 9.1
Notional amount																			$ 200,000,000
Gener8 Maritime, Inc. | Share capital
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)					$ 66,100,000
Gener8 Maritime, Inc. | Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)					487,300,000
Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional amount																					$ 86,800,000
Financial instruments designated as hedging instruments, at fair value															$ 1,000,000
Gains (losses) on cash flow hedges, before tax															1,000,000
Interest rate swap contract | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Notional amount					$ 668,000,000
Financial instruments designated as hedging instruments, at fair value															7,200,000
Gains (losses) on cash flow hedges, before tax															1,200,000
Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Derivative notional amount															$ 208,800,000.0					$ 208,800,000.0
Percent ownership in derivative															50.00%
Financial instruments designated as hedging instruments, at fair value															$ (900,000)
Forward cap contract
Disclosure of classes of share capital [line items]
Notional amount		$ 200,000,000.0
Financial instruments designated as hedging instruments, at fair value															700,000
Gains (losses) on cash flow hedges, before tax															$ 500,000
Strike rate		3.25%
Minimum | Interest rate swap contract | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Remaining maturity					1 year
Minimum | Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Remaining maturity															3 years
Maximum | Interest rate swap contract | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Remaining maturity					2 years
Maximum | Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Remaining maturity															4 years